File No. 333-148609

As filed with the SEC on November 13, 2008
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No.  _1_
(Check appropriate box or boxes)

MONEY MARKET OBLIGATIONS TRUST
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

Leslie K. Ross, Esquire
Reed Smith LLP
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

The public offering of shares of Registrant’s Series is on-going. The title of securities being registered is shares of beneficial interest.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended

PART C.                   OTHER INFORMATION.

Item 15. Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law.  However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.  Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").
Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits.

1	Conformed copy of Restatement and Amendment Numbers 1-18 to the Declaration of Trust of the Registrant; (35)
1.1	Form of Declaration of Trust Amendment No. 19; (42)
1.2	Conformed copy of Amendment No. 20 to the Amended and Restated Declaration of Trust; (43)
1.3	Conformed copy of Amendment No. 21 to the Amended and Restated Declaration of Trust; (50)
1.4	Conformed copy of Amendment No. 22 to the Amended and Restated Declaration of Trust; (55)
1.5	Conformed copy of Amendment No. 23 to the Amended and Restated Declaration of Trust; (57)
1.6	Conformed copy of Amendment No. 24 to the Amended and Restated Declaration of Trust; (58)
1.7	Conformed copy of Amendment No. 25 to the Amended and Restated Declaration of Trust;(59)
1.8	Conformed copy of Amendment No. 26 to the Amended and Restated Declaration of Trust; (59)
1.9	Conformed copy of Amendment No. 27 to the Amended and Restated Declaration of Trust; (62)
1.10	Conformed copy of Amendment No. 28 to the Amended and Restated Declaration of Trust; (62)
2	Copy of By-Laws and Amendments 1-4 of the Registrant; (35)
2.1	Amendment #5 to By-Laws; (42)
2.2	Amendment #6 to By-Laws; (46)
2.3	Amendment #7 to By-Laws; (52)
2.4	Amendment #8 to By-Laws; (59)
2.5	Amendment #9 to By-Laws; (60)
3	Not Applicable
4	Conformed copy of Agreement and Plan of Reorganization; *
5	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (See Appendix to Part C of Registrant’s Form N-1A)
6	Conformed copy of Investment Advisory Contract and Exhibits A-PP of the Registrant; (35)
6.1	Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (38)
6.2	Conformed copy of Exhibit QQ to the Investment Advisory Contract of the Registrant; (44)
6.3	Conformed copy of Exhibit RR through Exhibit TT to the Investment Advisory Contract of the Registrant; (56)
6.4	Amendment #1 to Exhibit H to Investment Advisory Contract of the Registrant;(58)
6.5	Conformed copy of Amendment #1 to Exhibit T to the Investment Advisory Contract of the Registrant; (62)
6.6	Conformed copy of Amendment #1 to Exhibit U to the Investment Advisory Contract of the Registrant; (62)
6.7	Conformed copy of Amendment #1 to Exhibit V to the Investment Advisory Contract of the Registrant; (62)
6.8	Conformed copy of Amendment #1 to Exhibit AA to the Investment Advisory Contract of the Registrant; (62)
6.9	Conformed copy of Amendment #1 to Exhibit BB to the Investment Advisory Contract of the Registrant; (62)
6.10	Conformed copy of Amendment #1 to Exhibit CC to the Investment Advisory Contract of the Registrant; (62)
6.11	Conformed copy of Amendment #1 to Exhibit EE to the Investment Advisory Contract of the Registrant; (62)
6.12	Conformed copy of Amendment #1 to Exhibit GG to the Investment Advisory Contract of the Registrant; (62)
6.13	Conformed copy of Amendment #1 to Exhibit HH to the Investment Advisory Contract of the Registrant; (62)
6.14	Conformed copy of Amendment #1 to Exhibit JJ to the Investment Advisory Contract of the Registrant; (62)
7	Conformed copy of Distributor's Contract and Exhibits A-R of the Registrant; (35)
7.1	Conformed copy of Exhibit S-W to the Distribution Contract of the Registrant; (54)
7.2	Conformed copy of Amendment to the Distributor’s Contract of the Registrant; (38)
7.3	Conformed copy of Distributor’s Contract of the Registrant; (Liberty U.S. Government Money Market Trust – Class B Shares); (23)
7.4
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).

7.5	Conformed copy of Amendment to the Distributor’s Contract of the Registrant. (46)
7.6	Conformed copy of Exhibits X-Y to the Distribution Contract of the Registrant; (57)
7.7	Conformed copy of Exhibit U to the Distributor’s Contract of the Registrant; (58)
7.8	Conformed copy of Exhibit Z to the Distributor’s Contract of the Registrant; (62)
7.9	Conformed copy of Exhibit AA to the Distributor’s Contract of the Registrant; (63)
7.10	Conformed copy of Exhibit K to the Distributor’s Contract of the Registrant; (63)
8	Not Applicable;
9	Conformed copy of Custodian Agreement of the Registrant; (8)
9.1	Conformed copy of Custodian Fee Schedule; (17)
9.2	Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust); (62)
9.3	Conformed copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company; (62)
9.4
Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York (65)

10	Conformed copy of Distribution Plan and Exhibits A-I of the Registrant; (53)
10.1	Conformed copy of Exhibits J-K of the Distribution Plan of the Registrant; (55)
10.2	The responses described in Item 23(e)(iv) of Form N-1A are hereby incorporated by reference.
10.3	Conformed copy of Exhibit L of the Distribution Plan of the Registrant;(57)
10.4	Conformed copy of Exhibit K to the Distribution Plan of the Registrant; (58)
10.5	Conformed copy of Exhibit M to the Distribution Plan of the Registrant; (62)
11	Conformed copy of Opinion and Consent of Counsel regarding the legality of shares being issued; *
12	Conformed copy of Opinion regarding tax consequences of Reorganization; *
13	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust - Class B Shares); (23)
13.1	Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust - Class B Shares); (23)
13.2	The responses described in Item 23(e)(iv) are hereby incorporated by reference.
13.3
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).

13.4
The Registrant hereby incorporates the conformed copy of the Financial Administration and AccountingServices Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411and 811-07309)

13.5
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7155).

13.6
The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listedon Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411and 811-07309).

13.7
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and (811-5843);

13.8
The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).

13.9
The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).

13.10
The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust RegistrationStatement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).

13.11	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services; (62)
14	Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (12)
14.1	Conformed copy of consent of Independent Registered Public Accounting Firm, KPMG LLP (Government Obligations Fund); (66)
14.2	Conformed copy of consent of Independent Registered Public Accounting Firm, Ernst & Young LLP (Liquid Cash Trust); (66)
15	Not Applicable;
16	Conformed copy of Power of Attorney of the Registrant; (66)
16.1	Conformed copy of Power of Attorney of Trustee R. James Nicholson; *
17	Form of Proxy. (66)

*	Filed electronically
8	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).
12	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).
17	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).
23	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).
35	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).
38	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed September 28, 2001. (File Nos. 33-31602 and 811-5950).
42	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed on December 20, 2002. (File Nos. 33-31602 and 811-5950).
43	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed on May 30, 2003. (File Nos. 33-31602 and 811-5950).
44	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed on June 30, 2003. (File Nos. 33-31602 and 811-5950).
46	Response in incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on December 30, 2003. (File Nos. 33-31602 and 811-5950).
50	Response in incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed on June 29, 2004. (File Nos. 33-31602 and 811-5950).
52	Response in incorporated by reference to Registrant’s Post-Effective Amendment No. 73 on Form N-1A filed on December 3, 2004. (File Nos. 33-31602 and 811-5950).
53	Response in incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed on December 30, 2004. (File Nos. 33-31602 and 811-5950).
54	Response in incorporated by reference to Registrant’s Post-Effective Amendment No. 77 on Form N-1A filed on February 25, 2005. (File Nos. 33-31602 and 811-5950).
55	Response in incorporated by reference to Registrant’s Post-Effective Amendment No. 79 on Form N-1A filed on May 2, 2005. (File Nos. 33-31602 and 811-5950).
56	Response in incorporated by reference to Registrant’s Post-Effective Amendment No. 80 on Form N-1A filed on May 27, 2005. (File Nos. 33-31602 and 811-5950).
57	Response is incorporated by reference to Registrant’s Post- Effective Amendment No. 81 on Form N-1A filed on June 28, 2005. (File Nos. 33-31602 and 811-5950).
58	Response is incorporated by reference to Registrant’s Post- Effective Amendment No. 82 on Form N-1A filed on September 30, 2005. (File Nos. 33-31602 and 811-5950).
59	Response is incorporated by reference to Registrant’s Post- Effective Amendment No. 83 on Form N-1A filed on February 27, 2006. (File Nos. 33-31602 and 811-5950).
60	Response is incorporated by reference to Registrant’s Post- Effective Amendment No. 84 on Form N-1A filed on May 26, 2006. (File Nos. 33-31602 and 811-5950).
62	Response is incorporated by reference to Registrant’s Post- Effective Amendment No. 87 on Form N-1A filed on February 27, 2007. (File Nos. 33-31602 and 811-5950).
63	Response is incorporated by reference to Registrants’ Post-Effective Amendment No. 91 on Form N-1A filed on September 28, 2007. (File Nos. 33-31602 and 811-5950).
65	Response is incorporated by reference to Registrants’ Post-Effective Amendment No. 93 on Form N-1A filed on October 25, 2007. (File Nos. 33-31602 and 811-5950).
66	Response is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on January 11, 2008. (File Nos. 333-148609 and 811-5950).

Item 17. Undertakings.

(1)                      The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)                      The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
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SIGNATURES

As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on November 13, 2008.

MONEY MARKET OBLIGATIONS TRUST

By: /s/ Leslie K. Ross
Name: Leslie K. Ross
Title: Assistant Secretary
Attorney-In-Fact for John F. Donahue
November 13, 2008

[Signatures Continued Next Page]

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME	TITLE	DATE
/s/ Leslie K. Ross Leslie K. Ross	Assistant Secretary and Attorney-In-Fact for the Persons Listed Below	November 13, 2008
/s/ John F. Donahue John F. Donahue*	Trustee
/s/ J. Christopher Donahue J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
/s/ Richard A. Novak Richard A. Novak*	Treasurer (Principal Financial Officer)
/s/ Thomas G. Bigley Thomas G. Bigley*	Trustee
/s/ John T. Conroy, Jr. John T. Conroy, Jr.*	Trustee
/s/ Nicholas P. Constantakis Nicholas P. Constantakis*	Trustee
/s/ John F. Cunningham John F. Cunningham*	Trustee
/s/ Peter E. Madden Peter E. Madden*	Trustee
/s/ Charles F. Mansfield, Jr. Charles F. Mansfield, Jr.*	Trustee
/s/ John E. Murray, Jr., J.D., S.J.D. John E. Murray, Jr., J.D., S.J.D.*	Trustee
/s/ R. James Nicholson R. James Nicholson*	Trustee
/s/ Thomas M. O’Neill Thomas M. O’Neill*	Trustee
/s/ Marjorie P. Smuts Marjorie P. Smuts*	Trustee
/s/ John S. Walsh John S. Walsh*	Trustee
/s/ James F. Will James F. Will*	Trustee
* By Power of Attorney